Intangible Assets - Schedule of Estimated Amortization Expense of Definite-Lived Intangible Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Estimated Amortization Expense of Definite-Lived Intangible Assets [Abstract]
2025	$ 542,866
2026	244,021
2027	19,969
Total amortization expense	$ 806,856	$ 1,109,807